Share-Based Compensation	12 Months Ended
Dec. 31, 2015
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Stock Option Plan
Share-Based Compensation
The Park National Corporation 2013 Long-Term Incentive Plan (the "2013 Incentive Plan") was adopted by the Board of Directors of Park on January 28, 2013 and was approved by Park's shareholders at the Annual Meeting of Shareholders on April 22, 2013. The 2013 Incentive Plan makes equity-based awards and cash-based awards available for grant to participants in the form of incentive stock options, nonqualified stock options, stock appreciation rights, restricted common shares, restricted stock unit awards that may be settled in common shares, cash or a combination of the two, unrestricted common shares and cash-based awards. Under the 2013 Incentive Plan, 600,000 common shares are authorized to be issued and delivered in connection with grants under the 2013 Incentive Plan. The common shares to be issued and delivered under the 2013 Incentive Plan may consist of either common shares currently held or common shares subsequently acquired by Park as treasury shares, including common shares purchased in the open market or in private transactions. No awards may be made under the 2013 Incentive Plan after April 22, 2023. At December 31, 2015, 524,100 common shares were available for future grants under the 2013 Incentive Plan.

During 2015, 2014, and 2013, Park granted 10,150, 10,200, and 10,550 common shares, respectively, to directors of Park and to directors of Park's bank subsidiary PNB (and its divisions) under the 2013 Incentive Plan.  The common shares granted to directors were not subjected to a vesting period and resulted in expense of $963,000, $801,000, and $850,000 in 2015, 2014, and 2013, respectively, which is included in Professional fees and services on the Consolidated Income Statement.

On January 24, 2014, the Compensation Committee of the Board of Directors of Park granted awards of an aggregate of 21,975 performance-based restricted stock units (“PBRSUs”) to certain employees of Park, which grants were effective on January 24, 2014. On December 16, 2014, the Compensation Committee of the Board of Directors of Park granted awards of an aggregate of 23,025 PBRSUs to certain employees of Park, which grants were effective on January 2, 2015. The number of PBRSUs earned or settled will depend on certain performance conditions and are also subject to service-based vesting. None of the PBRSUs have vested as of December 31, 2015. As of December 31, 2015, 200 PBRSUs have been forfeited.

Share-based compensation expense of $865,000 and $458,000 was recognized for the years ended December 31, 2015 and 2014, respectively, related to PBRSU awards to employees. Park expects to recognize additional share-based compensation expense of approximately $734,000 through the first quarter of 2018 related to PBRSUs granted in 2014 and approximately $1.2 million through the first quarter of 2019 related to PBRSUs granted in 2015. No share-based compensation expense was recognized in 2013 as there were no outstanding awards held by employees.